THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 43.8%

	Face Amount	Value

Communication Services — 1.1%
Electronic Arts
Callable 08/15/2050 @ $100 2.950%, 02/15/2051	$325,000	$212,339
Callable 11/15/2030 @ $100 1.850%, 02/15/2031	237,000	182,676

		395,015

Consumer Discretionary — 13.1%
Graham Holdings
Callable 10/17/2022 @ $103 5.750%, 06/01/2026 (A)	1,159,000	1,123,871
Macy’s Retail Holdings
Callable 07/15/2041 @ $100 5.125%, 01/15/2042	250,000	154,062
Callable 08/15/2042 @ $100 4.300%, 02/15/2043	350,000	196,295
Macy’s Retail Holdings
7.000%, 02/15/2028	113,000	107,056
Mattel
Callable 12/15/2022 @ $100 3.150%, 03/15/2023	1,306,516	1,285,760
Murphy Oil USA
Callable 11/07/2022 @ $103 5.625%, 05/01/2027	10,000	9,557
Callable 09/15/2024 @ $102 4.750%, 09/15/2029	864,000	764,640
Service International
Callable 08/15/2025 @ $102 3.375%, 08/15/2030	1,433,000	1,120,735
Signet UK Finance
Callable 03/15/2024 @ $100 4.700%, 06/15/2024	100,000	96,000

		4,857,976

Consumer Staples — 3.9%
Energizer Holdings
Callable 06/15/2023 @ $102 4.750%, 06/15/2028 (A)	350,000	277,302
Ingles Markets
Callable 06/15/2026 @ $102 4.000%, 06/15/2031 (A)	1,434,000	1,171,046

		1,448,348

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Energy — 1.2%
Cheniere Energy
Callable 10/15/2023 @ $102 4.625%, 10/15/2028	$500,000	$458,665

Health Care — 11.4%
DaVita
Callable 06/01/2025 @ $102 4.625%, 06/01/2030 (A)	400,000	309,500
Hologic
Callable 02/01/2023 @ $102 4.625%, 02/01/2028 (A)	100,000	92,250
Callable 09/28/2023 @ $102 3.250%, 02/15/2029 (A)	205,000	167,647
Horizon Therapeutics USA
Callable 11/07/2022 @ $104 5.500%, 08/01/2027 (A)	700,000	654,752
Owens & Minor
Callable 09/15/2024 @ $100 4.375%, 12/15/2024	957,000	927,651
Regeneron Pharmaceuticals
Callable 03/15/2050 @ $100 2.800%, 09/15/2050	1,770,000	1,069,556
Royalty Pharma
Callable 03/02/2050 @ $100 3.550%, 09/02/2050	1,635,000	1,018,911

		4,240,267

Industrials — 5.1%
Allegion US Holding
Callable 08/01/2024 @ $100 3.200%, 10/01/2024	24,000	22,934
Korn Ferry
Callable 12/15/2022 @ $102 4.625%, 12/15/2027 (A)	896,000	791,258
Mueller Water Products
Callable 06/15/2024 @ $102 4.000%, 06/15/2029 (A)	1,245,000	1,059,507

		1,873,699

Information Technology — 4.4%
Keysight Technologies
Callable 07/30/2024 @ $100 4.550%, 10/30/2024	500,000	493,083

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Information Technology — continued
Skyworks Solutions
Callable 03/01/2031 @ $100 3.000%, 06/01/2031	$649,000	$490,987
VeriSign
Callable 11/07/2022 @ $102 4.750%, 07/15/2027	352,000	338,621
Callable 03/15/2031 @ $100 2.700%, 06/15/2031	400,000	310,299

		1,632,990

Materials — 3.6%
Compass Minerals International
Callable 05/15/2024 @ $100 4.875%, 07/15/2024 (A)	727,000	683,388
GCP Applied Technologies
Callable 10/12/2022 @ $101 5.500%, 04/15/2026 (A)	166,000	168,283
Koppers
Callable 11/07/2022 @ $102 6.000%, 02/15/2025 (A)	550,000	492,250

		1,343,921

TOTAL CORPORATE OBLIGATIONS (Cost $18,497,146)		16,250,881

CONVERTIBLE BONDS — 23.6%

Communication Services — 1.0%
Snap CV to 46.1233
0.750%, 08/01/2026	400,000	343,800
0.250%, 05/01/2025	26,000	23,621

		367,421

Consumer Staples — 2.4%
Turning Point Brands CV to 18.6295 2.500%, 07/15/2024	1,000,000	874,316

Health Care — 13.4%
CryoPort CV to 8.5038 0.750%, 12/01/2026 (A)	500,000	365,383
Halozyme Therapeutics CV to 12.9576 0.250%, 03/01/2027	1,305,000	1,104,356
Ionis Pharmaceuticals CV to 12.0075 0.125%, 12/15/2024	1,256,000	1,135,850

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

Health Care — continued
Jazz Investments I CV to 4.5659 1.500%, 08/15/2024	$515,000	$485,709
Ligand Pharmaceuticals CV to 4.0244 0.750, 05/15/2023	1,256,000	1,215,180
Supernus Pharmaceuticals CV to 16.8545 0.625%, 04/01/2023	675,000	654,750

		4,961,228

Industrials — 1.1%
John Bean Technologies CV to 5.8958 0.250%, 05/15/2026	500,000	413,500

Information Technology — 5.7%
InterDigital CV to 12.3018 2.000%, 06/01/2024	1,274,000	1,188,005
Vishay Intertechnology CV to 12.8083 2.250%, 06/15/2025	1,015,000	943,341

		2,131,346

TOTAL CONVERTIBLE BONDS (Cost $9,207,317)		8,747,811

COMMON STOCK — 22.8%

	Shares

Consumer Discretionary — 0.3%
Gildan Activewear, Cl A	4,200	118,734

Consumer Staples — 0.8%
Calavo Growers	9,200	292,100

Energy — 4.7%
Cameco	13,115	347,679
Evolution Petroleum	42,168	293,489
HF Sinclair	3,925	211,322
MPLX	7,540	226,275
Suncor Energy	9,950	280,093
Tenaris ADR	14,850	383,724

		1,742,582

Financials — 1.5%
American Equity Investment Life Holding	4,885	182,161
Unum Group	9,595	372,286

		554,447

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Health Care — 2.0%
Hypera ADR *	28,890	$237,476
Novartis ADR	4,120	313,161
Utah Medical Products	2,300	196,213

		746,850

Industrials — 5.4%
Argan	13,280	427,218
Brady, Cl A	4,610	192,375
BWX Technologies	7,305	367,953
Healthcare Services Group	7,770	93,939
LSI Industries	72,990	561,293
Snap-on	1,765	355,383

		1,998,161

Information Technology — 4.7%
Adeia	20	283
International Business Machines	2,725	323,757
MiX Telematics ADR	42,410	322,316
NVE	6,413	299,167
Richardson Electronics	28,644	432,524
Spectris	12,650	366,850

		1,744,897

Materials — 2.9%
First Majestic Silver	45,280	345,034
Fortitude Gold	66,001	364,985
FutureFuel	64,044	386,826

		1,096,845

Utilities — 0.5%
Vistra	8,705	182,805

TOTAL COMMON STOCK (Cost $8,812,226)		8,477,421

PREFERRED STOCK — 4.6%

Communication Services — 0.8%
Paramount Global 5.750% *	9,330	288,297

Financials — 2.0%
American Equity Investment Life Holding 6.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297%	8,000	189,920
Bank of America 4.375%	31,370	573,444

		763,364

THE ADVISORS’ INNER CIRCLE FUND III	PENN MUTUAL AM 1847 INCOME FUND SEPTEMBER 30, 2022 (Unaudited)

PREFERRED STOCK — continued
	Shares	Value

Health Care — 0.7%
Elanco Animal Health 5.000% *	11,800	$246,738

Utilities — 1.1%
UGI 7.250%	5,145	410,314

TOTAL PREFERRED STOCK (Cost $2,160,999)		1,708,713

TOTAL INVESTMENTS — 94.8% (Cost $38,677,688)		$35,184,826

Percentages are based on Net Assets of $37,116,119.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2022 was $7,356,437 and represents 19.8% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

CV— Convertible

The following is a summary of the level of inputs used as of September 30, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$16,250,881	$—	$16,250,881
Convertible Bonds	—	8,747,811	—	8,747,811
Common Stock	8,477,421	—	—	8,477,421
Preferred Stock	288,297	1,420,416	—	1,708,713

Total Investments in Securities	$8,765,718	$26,419,108	$—	$35,184,826

Amounts designated as “—” are $0.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

PNN-QH-001-0900